Utility Plant and Leases - Supplemental Information Related to Leases Included in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 2,195	$ 1,443
Operating lease liabilities, current	656	723
Operating lease liabilities, noncurrent	1,586	730
Total	$ 2,242	$ 1,453
Operating lease, weighted average remaining lease term (in years)	4 years 2 months 26 days	2 years 10 months 17 days
Finance lease, weighted average discount rate	4.49%	3.18%
Centuri
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 81,010	$ 78,954
Operating lease liabilities, current	10,032	8,851
Operating lease liabilities, noncurrent	75,247	73,323
Total	$ 85,279	$ 82,174
Operating lease, weighted average remaining lease term (in years)	10 years 29 days	10 years 3 months
Finance lease, weighted average remaining lease term (in years)	2 years 1 month 13 days	2 years 1 month 17 days
Finance lease, weighted average discount rate	4.05%	4.03%
Finance lease ROU assets	$ 752	$ 14,264
Finance lease liabilities, current	202	13,769
Finance lease liabilities, noncurrent	490	355
Finance lease liabilities	$ 692	$ 14,124
Finance lease, weighted average discount rate	5.55%	6.10%